INCOME TAXES (Details - Provision for income taxes) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income tax benefit at U.S. statutory rate of 21%		$ (2,260,536)	$ (2,360,761)
State income taxes		(387,520)	(404,702)
Non-deductible expenses		164,156	271,648
Change in valuation allowance		2,483,901	2,493,815
Total provision for income tax